SHAREHOLDER COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDER COMPENSATION
Schedule of shareholders compensation

	12/31/2022	12/31/2021
Dividends for the fiscal year 2022	875,008	—
Dividends for the fiscal year 2021	—	1,366,726
Dividends from previous years	49,636	40,165
	924,644	1,406,891